FINANCIAL RISK MANAGEMENT (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Financial risk management [Line Items]
Description of functional currency	U.S. dollars
Percentage of gains losses on exchange differences on translation recognised in profit or loss	1.00%
Percentage of changes in differences on commodity price recognised in net earnings and other comprehensive income	10.00%
At 1 % change [Member]
Financial risk management [Line Items]
Interest paid, classified as operating activities	$ 1.5
Interest income	$ 1.0